Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE Series 2021-A Senior Secured Recovery Bond Dated as of 05/08/2023

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of February 24, 2021 as amended by the Amendment to Recovery Property Service Agreement, dated as of 02/15/2022, the revised Annex I, filed as Exhibit 10.1.2 to Servicer’s Form 10-D filed with the SEC on November 30, 2022, and the Amendment No 2, dated as of 04/27/2023 (collectively, the “Servicing Agreement”), all between, SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation, as Servicer and SCE RECOVERY FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Payment Date 05/15/2023 (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Current Payment Date	5/15/2023
Prior Payment Date	11/15/2022
Current Collection Period Start Date	11/1/2022
Current Collection Period End Date	4/30/2023

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
Fixed Recovery Charge Remittances [1,2]		Month	Year
a. Fixed Recovery Charges Remitted for November Collection Period		11	2022	$1,193,509.51
b. Fixed Recovery Charges Remitted for December Collection Period		12	2022	$1,345,858.71
c. Fixed Recovery Charges Remitted for January Collection Period³		1	2023	$1,615,151.50
d. Fixed Recovery Charges Remitted for February Collection Period		2	2023	$1,348,851.05
e. Fixed Recovery Charges Remitted for March Collection Period		3	2023	$1,581,294.23
f. Fixed Recovery Charges Remitted for April Collection Period²		4	2023	$1,298,925.09

i. Total Fixed Recovery Charge Remittances				$8,383,590.09
ii. Investment Earnings on General Subaccount				$90,063.77

iii. General Subaccount Balance (sum i through ii above)				$8,473,653.86
iv. Capital Subaccount Balance as of Prior Payment Date				$1,688,915.00
v. Investment Earnings on Capital Subaccount				$—

vi. Capital Subaccount Balance				$1,688,915.00
vii. Excess Funds Subaccount Balance as of Prior Payment Date				$2,302,756.28
viii. Investment Earnings on Excess Funds Subaccount				$67,767.10

ix. Excess Funds Subaccount Balance				$2,370,523.38
x. Collection Account Balance (sum iii, vi and ix above)				$12,533,092.24

2. Outstanding Amounts as of Prior Payment Date:
i. Tranche A-1 Outstanding Principal Amount				$119,364,917.00
ii. Tranche A-2 Outstanding Principal Amount				$100,000,000.00
iii. Tranche A-3 Outstanding Principal Amount				$100,000,000.00

iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:				$319,364,917.00

3. Required Funding/Payments as of Current Payment Date (sum 3.iv, 3.viii, 3.ix, 4.i through 4.v):				$9,667,299.95

Principal Payment by Tranche				Principal Due
i. Tranche A-1				$6,647,074.00
ii. Tranche A-2				$—
iii. Tranche A-3				$—

iv. For All Tranches of Recovery Bonds				$6,647,074.00

Interest Payment by Tranche		Interest Rate	Days in Interest Period	Interest Due
v. Tranche A-1		0.861%	180	$513,865.97
vi. Tranche A-2		1.942%	180	$971,000.00
vii. Tranche A-3		2.510%	180	$1,255,000.00

viii. For All Tranches of Recovery Bonds				$2,739,865.97

	Required Level			Funding Required
ix. Capital Subaccount	$1,688,915.00	0.50%		$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i. Indenture Trustee Fees and Expenses; Indemnity Amounts (subject to $200,000 cap per annum)				$4,125.00
ii. Servicing Fee	$337,783,000.00	0.05%	180	$84,445.75
iii. Administration Fee and Costs & Expenses from Unaffiliated Parties				$37,500.00
iv. Other Ongoing Costs				$137,288.32
v. Return on SCE Capital Contribution	$1,688,915.00	2.013%	180	$17,000.92
vi. Semi-Annual Interest (including any past-due interest from prior periods)				$2,739,865.97

[1]

For consumption before June 1, 2022, FRC Collections remitted within two Servicer Business Days of Deemed Receipt Date. If Deemed Receipt Date is a non-business day, then it is considered received on the next business day. For consumption on or after June 1, 2022, FRC collections remitted within two Servicer Business Days based on actual collections since implementation of the separate FRC line item on customers’ bills.

[2]

Beginning on September 1, 2022, the FRC collections based on Weighted Average Days Sales Outstanding and write-offs are to be remitted on the earlier of (1) the last business day of the current, semi-annual collection period or (2) no later than 10 days after the total accumulated estimated FRC exceeds one percent of the Periodic Payment Requirement, or $96,283.86. On April 28, 2023, the last business day of the current, semi-annual collection period, a total of $45,143.74 was remitted, representing $40,326.26 of remittances accumulated from November 1, 2022 to March 31, 2023 and $4,817.48 of remittances accumulated from April 1 to April 28, 2023. In addition, a remittance in the amount of $100,155.45 was remitted in error on April 28, 2023; the trustee was formally notified on May 2, 2023 and the funds were returned on May 3, 2023.

[3]

January Collection Period includes $225,831.89, the prior Collection Period’s reconciliation remittance shortfall. Does not include reconciliation amounts to be calculated for the Current Collection Period.

Interest by Tranche[4]	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Interest Payment	$3.73	$513,865.97
b. Tranche A-2 Interest Payment	$9.71	$971,000.00
c. Tranche A-3 Interest Payment	$12.55	$1,255,000.00
4 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
vii. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$945.47	$319,364,917.00

Principal by Tranche	Per $1000 of Original Principal Amount	Aggregate
a. Tranche A-1 Principal Payment	$48.24	$6,647,074.00
b. Tranche A-2 Principal Payment	$—	$—
c. Tranche A-3 Principal Payment	$—	$—

viii. Semi-Annual Principal		$6,647,074.00
ix. Deposit to Excess Funds Subaccount (1.x minus [sum (3., 1.vi and 1.ix)])		$—
x. Released to Issuer Upon Retirement of All Notes (sum [1.ix and 4.ix] minus 5.i)		$1,176,877.29
xi. Aggregate Remittances as of Current Payment Date (1.i)		$8,383,590.09

5. Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i. Excess Funds Subaccount (If required, 3. minus 1.iii)		$1,193,646.09
ii. Capital Subaccount (If required, 3. minus [sum (3., 1.iii. and 1.ix)])		$—

iii. Total Withdrawals		$1,193,646.09

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i. Tranche A-1		$112,717,843.00
ii. Tranche A-2		$100,000,000.00
iii. Tranche A-3		$100,000,000.00

iv. Aggregate Outstanding Principal Amount of All Tranches of Recovery Bonds:		$312,717,843.00
v. Excess Funds Subaccount Balance including Investment Earnings (sum 1.ix and 4.ix minus 5.i)		$1,176,877.29
vi. Capital Subaccount Balance (3.ix minus 5.ii)		$1,688,915.00

vii. Aggregate Collection Account Balance (sum 6.v and 6.vi)		$2,865,792.29

7. Shortfalls in Interest and Principal Payments as of Current Payment Date
Interest Payment Shortfalls by Tranche (if any)
i. Tranche A-1		$—
ii. Tranche A-2		$—
iii. Tranche A-3		$—

Principal Payment Shortfalls by Tranche (if any)
iv. Tranche A-1		$—
v. Tranche A-2		$—
vi. Tranche A-3		$—

8. Shortfalls in Required Subaccount Levels as of Current Payment Date
i. Capital Subaccount		$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:

SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation

By:
Name: Natalia Woodward
Vice President and Treasurer